TCI Portfolios, Inc.
                                4500 Main Street
                                 P.O. Box 419200
                        Kansas City, Missouri 64141-6200

                                 October 2, 1996



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

RE:  TCI Portfolios, Inc.
     1933 Act File No. 33-14567
     1940 Act File No. 811-5188

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the undersigned hereby certifies that the form of prospectus and statement of additional information that would have been filed under paragraph (b) or (c) of Rule 497 with respect to the above-referenced issuer would not have differed from that contained in Post-Effective Amendment No. 19 filed September 27, 1996, to the issuer's Registration Statement on Form N-1A, the text of which has been filed electronically.

     Any questions or concerns regarding this filing should be directed to the undersigned at (816) 340-4046.

Very Truly Yours,

/s/David H. Reinmiller
David H. Reinmiller
Corporate Counsel